Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies
24.	Commitments and Contingencies
(a)	Commitments

As of December 31, 2023, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, as well as other commitments related to services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for
	Service Fee	Capital	Licensed Content	Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2024	439,118	1,473,870	688,387	297,149	2,898,524
2025	366,162	341,700	271,125	4,756	983,743
2026	212,431	55,446	215,376	474	483,727
2027	102,479	33,439	99,876	—	235,794
Beyond 2027	188,776	38,744	—	—	227,520
	1,308,966	1,943,199	1,274,764	302,379	4,829,308

(b)	Litigation

Overview

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs, and potentially in future periods. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2022 and 2023.

Litigation

In April 2018, PUBG Corporation and PUBG Santa Monica, Inc. (now known as Krafton, Inc. and Krafton Americas, Inc., respectively, or “the Krafton Parties”), filed a lawsuit against defendants NetEase, Inc., NetEase Information Technology Corp. and NetEase (Hong Kong) Limited in the U.S. District Court for the Northern District of California. The Krafton Parties subsequently dropped all claims against NetEase (Hong Kong) Limited, and added Hong Kong NetEase Interactive Entertainment Limited to the lawsuit. The Krafton Parties’ complaint generally alleged that two of the Group’s mobile games, Rules of Survival and Knives Out, infringed the Krafton Parties’ copyrights and trade dress in their competing game, Player Unknown’s Battlegrounds. On March 11, 2019, the Group entered into a settlement agreement with the Krafton Parties, and the lawsuit was dismissed. On October 15, 2019, the Krafton Parties filed a second lawsuit against the same NetEase defendants, also in the U.S. District Court for the Northern District of California, claiming the Group had allegedly breached the settlement agreement. On March 3, 2020, the court dismissed the Krafton Parties’ new lawsuit, without prejudice, for lack of subject matter jurisdiction. On March 4, 2020, the Group initiated a declaratory judgment action against the Krafton Parties in the Superior Court of California for the County of San Mateo, requesting a declaration that the Group had not breached the settlement agreement. On March 13, 2020, the Krafton Parties filed a cross claim, realleging that the Group breached the settlement agreement. In May 2023, the court held a bench trail and subsequently found that the Group had breached such settlement agreement and awarded the Krafton Parties US$6 million in liquidated damages but denied a request for injunctive relief by the Krafton Parties. After the court issued its final statement of decision, the parties settled the matter to avoid further litigation. There was no material impact on the Group’s consolidated financial statements.